NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2023	December 31, 2022
Participating non-controlling interests – in operating subsidiaries	$16,604	$14,755
General partnership interest in a holding subsidiary held by Brookfield	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,908	2,892
BEPC exchangeable shares	2,686	2,561
Preferred equity	584	571
Perpetual subordinated notes	592	592
	$23,433	$21,430
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Global Transition Fund I	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2022	$477	$2,617	$3,490	$2,134	$1,461	$1,148	$115	$2,159	$14	$1,140	$14,755
Net income	30	44	90	24	54	14	9	63	—	24	352
Other comprehensive income (loss)	(30)	50	201	67	12	25	—	308	2	(33)	602
Capital contributions	—	—	—	86	1,437	—	—	—	—	58	1,581
Disposal	(388)	—	—	—	(26)	—	—	—	—	—	(414)
Distributions	(21)	(44)	(119)	(63)	(2)	(28)	(3)	(86)	(1)	(34)	(401)
Other	27	1	(22)	—	(19)	166	—	—	—	(24)	129
As at June 30, 2023	$95	$2,668	$3,640	$2,248	$2,917	$1,325	$121	$2,444	$15	$1,131	$16,604
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	77% - 80%	50%	25%	53%	0.3%	0.3% - 71%

Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$2	$3
Incentive distribution	28	23	55	47
	29	25	57	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	66	63	133	126
BEPC exchangeable shares held by
Brookfield	15	15	31	30
External shareholders	46	40	88	80
Total BEPC exchangeable shares	61	55	119	110
	$156	$143	$309	$286
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Brookfield	$23	$22	$47	$45
External LP unitholders	69	66	142	134
	$92	$88	$189	$179

Disclosure of preference shares
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2023	2022	June 30, 2023	December 31, 2022
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$129	$126
Series 2 (C$113)(1)	3.11	7.0	April 2025	2	2	59	57
Series 3 (C$249)	9.96	4.4	July 2024	4	4	186	183
Series 5 (C$103)	4.11	5.0	April 2018	2	2	77	76
Series 6 (C$175)	7.00	5.0	July 2018	3	3	134	129
	31.03			$13	$13	$584	$571
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.